Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following table includes results for the Company’s revenues by segment for the three and six months ended June 30, 2016 and 2015:

	Revenues
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	$	$	$	$
Teekay Offshore
Offshore Logistics(1)	155,095	161,267	320,205	319,913
Offshore Production	124,715	141,722	257,499	239,997
Conventional Tankers(1)	4,654	8,245	13,468	16,307
	284,464	311,234	591,172	576,217

Teekay LNG
Liquefied Gas Carriers(1)	84,497	77,466	163,082	153,400
Conventional Tankers	14,744	21,142	31,930	42,534
	99,241	98,608	195,012	195,934

Teekay Tankers(2)
Conventional Tankers(1)	139,621	107,594	304,571	211,472

Teekay Parent
Offshore Production	58,600	66,394	113,806	135,327
Conventional Tankers(1)	9,534	18,413	23,584	34,886
Other	14,970	17,153	43,440	35,913
	83,104	101,960	180,830	206,126

Eliminations and other	(18,811)	(26,599)	(42,858)	(51,090)
	587,619	592,797	1,228,727	1,138,659

(1)
Certain vessels are chartered between the Daughter Companies and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and six months ended June 30 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	$	$	$	$
Teekay Offshore - Offshore Logistics	10,129	9,245	18,508	18,511
Teekay Offshore - Conventional Tankers	—	8,245	6,410	16,307
Teekay LNG - Liquefied Gas Carriers	8,933	10,600	18,646	20,009
Teekay Tankers - Conventional Tankers	2,453	—	4,988	—
	21,515	28,090	48,552	54,827

(2)	Financial information for Teekay Tankers includes operations of the SPT Explorer and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.
The following table includes results for the Company’s income from vessel operations by segment for the three and six months ended June 30, 2016 and 2015:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	$	$	$	$
Teekay Offshore
Offshore Logistics	(11,954)	45,908	30,552	78,681
Offshore Production	36,412	46,602	76,024	78,685
Conventional Tankers	(187)	3,902	5,994	8,096
	24,271	96,412	112,570	165,462

Teekay LNG
Liquefied Gas Carriers	42,484	37,821	82,673	75,818
Conventional Tankers	5,070	6,035	(18,136)	13,135
	47,554	43,856	64,537	88,953

Teekay Tankers(2)
Conventional Tankers	30,751	43,668	84,589	83,972

Teekay Parent
Offshore Production	(8,343)	(10,091)	(26,043)	(22,239)
Conventional Tankers	(12,176)	2,414	(13,281)	3,516
Other	(8,277)	(2,659)	(16,254)	(8,612)
	(28,796)	(10,336)	(55,578)	(27,335)

Eliminations and other	2,198	1,917	5,185	1,890
	75,978	175,517	211,303	312,942

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Financial information for Teekay Tankers includes operations of the SPT Explorer and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2016	December 31, 2015
	$	$
Teekay Offshore - Offshore Logistics	2,634,188	2,591,489
Teekay Offshore - Offshore Production	2,710,632	2,717,193
Teekay Offshore - Conventional Tankers	14,552	63,900
Teekay LNG - Liquefied Gas Carriers	3,703,244	3,550,396
Teekay LNG - Conventional Tankers	211,282	360,527
Teekay Tankers - Conventional Tankers	2,005,712	2,073,059
Teekay Parent - Offshore Production	670,632	710,533
Teekay Parent - Conventional Tankers	120,642	142,236
Teekay Parent - Other	18,302	17,256
Cash	789,708	678,392
Other assets not allocated	230,614	301,586
Eliminations	(146,509)	(145,319)
Consolidated total assets	12,962,999	13,061,248